Consolidated Statements of Shareholders' Equity and Comprehensive Income - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income	Retained Earnings
Balance (in shares) at Dec. 31, 2014		60,106,780
Balance at Dec. 31, 2014	$ 950,206	$ 5,059	$ 327,212	$ 305	$ (37,555)	$ 655,185
Comprehensive Income:
Net income	239,539					239,539
Currency translation adjustment	(35,105)				(35,105)
Currency impact of long-term funding	3,768				3,768
Unrealized capital loss - investments	(54)				(54)
Actuarial gain on defined benefit pension plan	2,693				2,693
Net gain on interest rate hedge	4,617				4,617
Total comprehensive income	215,458
Exercise of share options (in shares)		773,753
Exercise of share options	20,981	$ 52	20,929
Issue of restricted share units / performance share units (in shares)		276,860
Issue of restricted share units / performance share units	18	$ 18	0
Share based compensation expense	33,317		33,317
Share issue costs	(8)		(8)
Repurchase of ordinary shares (in shares)		(6,198,481)
Repurchase of ordinary shares	(457,892)	$ (410)		410		(457,892)
Share repurchase costs	(889)					(889)
Excess income tax benefit on exercise of equity compensation (net of deferred tax)	1,905		1,905
Balance (in shares) at Dec. 31, 2015		54,958,912
Balance at Dec. 31, 2015	763,096	$ 4,719	383,355	715	(61,636)	435,943
Comprehensive Income:
Net income	262,179					262,179
Currency translation adjustment	(12,839)				(12,839)
Currency impact of long-term funding	(8,428)				(8,428)
Unrealized capital loss - investments	11				11
Actuarial gain on defined benefit pension plan	(2,485)				(2,485)
Amortization of interest rate hedge	(923)				(923)
Total comprehensive income	237,515
Exercise of share options (in shares)		393,240
Exercise of share options	10,139	$ 26	10,113
Issue of restricted share units / performance share units (in shares)		607,878
Issue of restricted share units / performance share units	41	$ 41	0
Share based compensation expense	40,343		40,343
Share issue costs	(17)		(17)
Repurchase of ordinary shares (in shares)		(1,429,187)
Repurchase of ordinary shares	(110,000)	$ (94)		94		(110,000)
Share repurchase costs	(275)					(275)
Excess income tax benefit on exercise of equity compensation (net of deferred tax)	$ 4,332		4,332
Balance (in shares) at Dec. 31, 2016	54,530,843	54,530,843
Balance at Dec. 31, 2016	$ 945,174	$ 4,692	438,126	809	(86,300)	587,847
Comprehensive Income:
Cumulative effect adjustment from adoption of ASU 2016-09	6,677		0			6,677
Net income	281,488					281,488
Currency translation adjustment	33,966				33,966
Currency impact of long-term funding	13,730				13,730
Unrealized capital loss - investments	(272)				(272)
Actuarial gain on defined benefit pension plan	50				50
Amortization of interest rate hedge	(923)				(923)
Fair value of cash flow hedge	1,036				1,036
Total comprehensive income	329,075
Exercise of share options (in shares)		458,243
Exercise of share options	13,906	$ 31	13,875
Issue of restricted share units / performance share units (in shares)		681,742
Issue of restricted share units / performance share units	44	$ 44
Share based compensation expense	29,351		29,351
Share issue costs	(15)		(15)
Repurchase of ordinary shares (in shares)		(1,589,227)
Repurchase of ordinary shares	(133,106)	$ (103)		103		(133,106)
Share repurchase costs	$ (106)					(106)
Balance (in shares) at Dec. 31, 2017	54,081,601	54,081,601
Balance at Dec. 31, 2017	$ 1,191,000	$ 4,664	$ 481,337	$ 912	$ (38,713)	$ 742,800